Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule Of Computation Of Basic And Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	For the Year Ended December 31,
	2015	2014	2013

Distributed earnings allocated to common stock	$25,212	$23,984	$23,100
Undistributed earnings allocated to common stock	28,272	28,416	24,678
Net earnings allocated to common shareholders	$53,484	$52,400	$47,778

Average shares outstanding	15,123	15,403	15,564

Effect of dilutive securities:
Employee stock options and warrant outstanding	48	85	144

Shares for diluted earnings per share	15,171	15,488	15,708

Basic earnings per share	$3.54	$3.40	$3.07
Diluted earnings per share	$3.53	$3.38	$3.04